CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total equity attributable to the Group	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive (loss)	Retained earnings	Non-redeemable noncontrolling interest	Redeemable non-controlling interest
Balances at Dec. 31, 2009	$ 4,365,711	$ 3,344,672	$ 50,558	$ (1,054,926)		$ (748,422)	$ 5,097,462	$ 1,021,039	$ 82,261
Balances (in shares) at Dec. 31, 2009			1,993,326,138	(76,456,876)
Increase (Decrease) in Shareholders' Equity
Net income	1,541,845	1,380,631					1,380,631	161,214	6,598
Other comprehensive income/(loss), net of taxes	(35,328)	(23,535)				(23,535)		(11,793)	940
Dividends declared by MTS	(964,744)	(953,192)					(953,192)	(11,552)	(14,973)
Dividends Metro-Telecom	(11,115)	(11,115)					(11,115)
Gain on transfer of asset from Sistema	4,066	2,603					2,603	1,463
Accrued compensation costs	614	614					614
Change in fair value of noncontrolling interest of K-Telecom	(12,118)	(12,118)					(12,118)		12,118
Acquisition of Metro-Telecom	(11,070)	(11,070)					(11,070)
Acquisition of Sistema Telecom	(439,455)	(439,455)					(439,455)
Acquisition of Multiregion	24,244							24,244
Recognition of put option in Comstar-UTS	(11,636)	(11,636)					(11,636)
Increase in ownership in subsidiaries (Note 3)	(294,211)	(141,584)					(141,584)	(152,627)
Balances at Dec. 31, 2010	4,156,803	3,124,815	50,558	(1,054,926)		(771,957)	4,901,140	1,031,988	86,944
Balances (in shares) at Dec. 31, 2010			1,993,326,138	(76,456,876)
Increase (Decrease) in Shareholders' Equity
Net income	1,560,488	1,443,944					1,443,944	116,544	7,244
Other comprehensive income/(loss), net of taxes	(92,735)	(123,986)				(123,986)		31,251	(1,789)
Dividends declared by MTS	(1,026,747)	(1,026,747)					(1,026,747)
Dividends to noncontrolling interest	(203,273)							(203,273)	(5,741)
Change in fair value of noncontrolling interest of K-Telecom	6,055	6,055					6,055		(6,055)
Acquisition of own stock	(70)	(70)		(70)
Acquisition of own stock (in shares)				(8,000)
Exercise of put option in Comstar-UTS	11,636	11,636					11,636
Comstar-UTS merger (Note 3)	10,947	404,764	256	62,855	366,298	(24,645)		(393,817)
Comstar-UTS merger (Note 3) (in shares)			73,087,424	(1,031,849)
Acquisition of noncontrolling interest in Comstar-UTS	(165,477)	(46,137)				(4,760)	(41,377)	(119,340)
Acquisition of noncontrolling interest in MGTS (Note 3)	(667,814)	(311,484)			(272,840)	(38,644)		(356,330)
Increase in ownership in subsidiaries (Note 3)	(19,190)	(738)			(738)			(18,452)
Balances at Dec. 31, 2011	3,570,623	3,482,052	50,814	(992,141)	92,720	(963,992)	5,294,651	88,571	80,603
Balances (in shares) at Dec. 31, 2011			2,066,413,562	(77,496,725)
Increase (Decrease) in Shareholders' Equity
Net income	1,029,575	1,007,284					1,007,284	22,291	8,885
Other comprehensive income/(loss), net of taxes	40,365	33,632				33,632		6,733	(3,115)
Dividends declared by MTS	(881,945)	(881,945)					(881,945)
Dividends to noncontrolling interest									(11,805)
Change in fair value of noncontrolling interest of K-Telecom	(1,093)	(1,093)					(1,093)		1,093
Sale of own stock	0	0		0			0
Sale of own stock (in shares)				2,340
Repurchase of own shares by MGTS (Note 25)	(8,190)	1,799			1,203	596		(9,989)
Deconsolidation of Stream (Note 3)	3,744	3,744			3,744
Balances at Dec. 31, 2012	$ 3,753,079	$ 3,645,473	$ 50,814	$ (992,141)	$ 97,667	$ (929,764)	$ 5,418,897	$ 107,606	$ 75,661
Balances (in shares) at Dec. 31, 2012			2,066,413,562	(77,494,385)